Off-balance-sheet Activities	6 Months Ended
Jun. 30, 2018
Off Balance Sheet Activities [Abstract]
Off-balance-sheet Activities
Note 5:	Off-balance-sheet Activities

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contracts are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

A summary of the notional or contractual amounts of financial instruments with off-balance-sheet risk at the indicated dates is as follows:

	June 30,	December 31,
	2018	2017
	(In thousands)
Commercial loans unused lines of credit	$27,089	$25,814
Commitment to originate loans	15,909	15,350
Consumer open end lines of credit	37,971	36,938
Standby lines of credit	46	—